Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Components of Lease Expense
The components of lease expense related to leases for the period are as follows:

	Years Ended December 31,
	2021	2020
	(In thousands)
Lease Cost:
Operating lease expense	$2,952	$2,735
Short-term lease expense	3,625	3,358
Finance lease cost:
Amortization of right-of-use assets	259	237
Interest on lease obligations	24	21
Total finance lease cost	283	258
Total lease cost	$6,860	$6,351
The components of supplemental cash flow information related to leases for the period are as follows:

	Years Ended December 31,
	2021	2020
	(In thousands)
Cash flow information:
Cash paid for amounts included in the measurement of lease obligations for the year ended:
Operating cash flows for operating leases	$2,787	$2,273
Operating cash flows for finance leases	$24	$21
Financing cash flows for finance leases	$257	$243
Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$1,632	$—
Finance leases	$53	$139
Other information:
Weighted average remaining lease term:
Operating leases (in years)	8	9
Finance leases (in years)	1	2
Weighted average discount rates:
Operating leases	11.0%	11.8%
Finance leases	6.4%	5.1%

Supplemental Balance Sheet Information
The supplemental balance sheet information related to leases for the period is as follows:

	As of
	December 31, 2021	December 31, 2020
	(In thousands)
Finance leases
Long-term right-of-use assets	$252	$457
Short-term finance lease liabilities	258	253
Long-term finance lease liabilities	79	286
Total finance lease liabilities	$337	$539
Operating leases
Long-term right-of-use assets	$14,433	$14,009
Short-term operating lease liabilities	1,384	901
Long-term operating lease liabilities	13,999	13,893
Total operating lease liabilities	$15,383	$14,794